Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

Note 11 — Stock-based Compensation

Secondary Sales of Founders Convertible Preferred Stock

On January 28, 2021, concurrent with Series C Financing, two executives, Chris Kemp and Adam London, entered stock purchase agreements with certain investors including ACME SPV AS, LLC to sell 3,775,879 and 2,265,529 shares, respectively, of Founders Convertible Preferred Stock at purchase prices in excess of the estimated fair value at the time of the transactions (“Secondary Sales”) to certain investors. Upon sale, the Founders Convertible Preferred Stock automatically converted into Series C Convertible Preferred Stock. The Company’s board member, Scott Stanford, is a member of ACME SPV AS, LLC and the Company facilitated the Secondary Sales. As a result, for the three months ended March 31, 2021 the Company recorded a total of $8.2 million in stock-based compensation expense for the difference between the price paid by these investors and the estimated fair value of the Founders Convertible Preferred Stock on the date of the transaction.

2016 Equity Incentive Plan

In 2016, the Company adopted the 2016 Equity Incentive Plan (the “Plan”). Under this Plan, the Board of Directors or a committee appointed by the Board of Directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock, and other performance or value-based awards within parameters set forth in the Plan to employees, directors, and non-employee consultants.

Through March 31, 2021, the Board of Directors had approved an aggregate of 18,260,666 Class A common stock available for awards under the Plan. If any shares previously granted are forfeited, canceled, exchanged, or surrendered or if an award otherwise terminates or expires without a distribution of shares, the shares of stock with respect to such award are again available for award under the Plan, provided that in the case of restricted stock or other award to which dividends have been paid or accrued, the number of shares with respect to such awards are not available, unless such dividends are forfeited, canceled, exchanged, or surrendered.

The following table summarizes stock-based compensation expense that the Company recorded in the Condensed Consolidated Statements of Operations for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
in thousands	2021	2020
Research and development	$3,179	$152
Sales and marketing	13	—
General and administrative	7,141	220

Stock-based compensation expense	$10,333	$372

Stock Options

Certain options under the 2016 Equity Incentive Plan vest upon grant and other options have time-based vesting periods vesting over a period of one to four years and a maximum term of ten years from the grant date.

The following is a summary of stock option activity for time-based options for the three months ended March 31, 2021:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2020	12,851,154	$0.32	8.7	$52,056,386
Granted	—	—	—
Exercised	(750,085)	0.28	6.9
Forfeited	(741,690)	0.32	—
Expired		—	—

Outstanding — March 31, 2021	11,359,379	$0.33	8.3	$75,492,454
Unvested — March 31, 2021	7,657,698
Exercisable — March 31, 2021	3,701,681

In February 2021, the Board of Directors approved the acceleration in vesting of 206,250 stock options that were issued to one employee on May 15, 2020. The remaining unvested options were fully vested upon acceleration. The Company recorded a $1.4 million stock-based compensation expense related to the modification for the three months ended March 31, 2021.

As of March 31, 2021, the Company had $10.3 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 1.38 years.

Restricted Stock Awards (“RSAs”)

In 2016, the Company issued Class A and Class B restricted stock awards (“RSAs”) to certain founding members of the Company. Each award reflects one Class A common stock or Class B common stock issued to the award recipient. These awards are generally earned upon the completion of vesting periods ending on various dates. The fair value of the RSAs are based on the fair value of the underlying Common Stock on the date of grant, which are determined using an option pricing valuation model. The Company recognized grant date fair value of RSAs as stock-based compensation over the vesting period. All RSAs were fully vested as of December 31, 2020 and the Company did not issue any new RSAs in 2021. No stock-based compensation expense related to RSAs was recognized for the three months ended March 31, 2021.

Note 10 — Stock-based Compensation

For the year ended December 31, 2020, the Company granted 7,000,000 shares of Class A common stock to its founders and key executives in recognition of services previously rendered. Prior to that time, since the Company’s inception, the Company’s two founders had not received refresh grants aside from the initial restricted stock awards issued in 2016. On December 27, 2020, the Board of Directors granted a total of 7,000,000 shares of Class A common stock to Chris Kemp, Founder and CEO, and Adam London, Founder and CTO. All 7,000,000 shares of Class A common stock were fully vested upon issuance.

Each share reflects one fully vested Class A common stock upon issuance and a grant date fair value of $4.49 per share. The grant date fair value was determined by applying the probability-weighted expected return method (“PWERM Method”), which assumes various future outcomes to determine the value of the various equity securities based on probability-weighted present value. Under the PWERM Method, the Company considered potential scenarios related to (i) a merger transaction closing in the second quarter of 2021 and (ii) remaining privately owned for approximately 1.5 years. The following assumptions are utilized to determine the fair value of Class A common stock:

	Merger Transaction	Remaining Private
Time to event (in years)(1)	0.38	1.50
Scenario probability(2)	60%	40%
Discount for lack of marketability(3)	10%	25%
Market value per share(4)	$6.62	$3.04
Grant-date fair value	$5.96	$2.28

(1)	The time to event represents the estimated length of time to a merger or liquidation event.
(2)	Scenario probability was estimated based on the Company’s merger or liquidation event assumptions on the valuation date.
(3)

Discount for lack of marketability related to the merger transaction scenario was utilized to account for industry-standard lock period of founders and existing employees. Benchmark study approach and securities-based approaches are utilized to estimate the discount for lack of marketability for the remaining private scenario.

(4)

The Company has assumed the cash purchase price for Series C preferred stock of $6.62 represents an arm’s length fair market value per share price of equity. The value of the remaining private scenario was determined based on back-solve analysis by reconciling to the Series C preferred stock purchase price.

The grant date fair value of $31.4 million was recognized as compensation expense within general and administrative expenses in the Consolidated Statement of Operations for the year ended December 31, 2020.

2016 Equity Incentive Plan

In 2016, the Company adopted the 2016 Equity Incentive Plan (the “Plan”). Under this Plan, the Board of Directors or a committee appointed by the Board of Directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock, and other performance or value-based awards within parameters set forth in the Plan to employees, directors, and non-employee consultants.

Through December 31, 2020, the Board of Directors had approved an aggregate of 18,260,666 Class A common stock available for awards under the Plan. If any shares previously granted are forfeited, canceled, exchanged, or surrendered or if an award otherwise terminates or expires without a distribution of shares, the shares of stock with respect to such award are again available for award under the Plan, provided that in the case of restricted stock or other award to which dividends have been paid or accrued, the number of shares with respect to such awards are not available, unless such dividends are forfeited, canceled, exchanged, or surrendered.

The following table summarizes stock-based compensation expense that the Company recorded in the Consolidated Statements of Operations for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
in thousands	2020	2019
Research and development	$339	$190
General and administrative	31,863	624

Stock-based compensation expense	$32,202	$814

Stock Options

Certain options under the 2016 Equity Incentive Plan vest upon grant and other options have time-based vesting periods vesting over a period of one to four years and a maximum term of ten years from the grant date.

The following is a summary of stock option activity for time-based options for the years ended December 31, 2020 and 2019:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	8,728,814	$0.18	9.3
Granted	5,859,500	0.31	8.4
Exercised	(518,436)	0.06	4.5
Forfeited	(1,811,569)	0.23	—
Expired	(134,790)	0.06	—

Outstanding — December 31, 2019	12,123,519	$0.24	8.6	$792,366

Granted	10,670,275	0.34	7.7
Exercised	(4,389,931)	0.21	7.0
Forfeited	(4,313,139)	0.29	—
Expired	(1,239,570)	0.21	—

Outstanding — December 31, 2020	12,851,154	$0.32	8.7	$52,056,386

Unvested — December 31, 2019	8,730,620	$0.27	9.1	$328,486
Exercisable — December 31, 2019	3,392,899	$0.17	7.2	$463,879
Unvested — December 31, 2020	10,254,894	$0.33	9.1	$42,600,167
Exercisable — December 31, 2020	2,596,260	$0.29	7.0	$9,456,219

On December 27, 2020, the Company issued 2,658,500 in-the-money options to certain employees and two of its executive officers at an exercise price of $0.44 with a vesting term of four years. The total compensation expense to be recognized related to these in-the-money options is $11.0 million. The Company has recorded $0.2 million compensation expense for the year ended December 31, 2020. The remaining $10.8 million will be recognized over the remaining vesting term.

Cash received from the exercise of options amounted to $0.9 million and $0.1 million for the years ended December 31. 2020 and 2019, respectively. Any tax benefit as a result of exercise of options was not material for the years ended December 31, 2020 and 2019.

The Company estimates grant date fair value of options using a Black Scholes option pricing valuation model and accounts for forfeitures as they occur. The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the consolidated financial statements:

	Years Ended December 31,
	2020	2019
Expected term (in years)(1)	5.78	5.84
Expected volatility(2)	47.43%	34.00%
Risk-free interest rate range(3)	0.29% — 1.19%	1.58% — 2.54%
Dividend yield(4)	—	—
Grant-date fair value	$1.12	$0.11

(1)

The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Given the absence of a public trading market, the Board considered numerous objective and subjective facts to determine the fair value of the Company’s Common Stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of Common Stock; (ii) the rights and preferences of Founders Convertible Preferred and Convertible Preferred relative to Common Stock; (iii) the lack of marketability of Common Stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.

There was approximately $11.6 million and $0.8 million of total unrecognized compensation expense related to stock options to employees for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, this cost is expected to be recognized over a weighted-average period of 1.35 years. The total intrinsic value of stock options exercised under the provisions of the Plan during the years ended December 31, 2020 and 2019 was $18.7 million and $0.1 million, respectively.

Prior to 2020, equity awards issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustments as the Company remeasures the fair value of the non-employee awards at each reporting period prior to vesting and finally at the vesting date of the award. Upon adoption of ASU 2018-07 on January 1, 2020, equity awards issued to non-employees are accounted for in accordance with Topic 718. The fair value of these equity instruments are expensed over the service period based on grant date fair value. Compensation expense related to non-employees was not material for the years ended December 31, 2020 and 2019.

Restricted Stock Awards (“RSAs”)

In 2016, the Company issued Class A and Class B restricted stock awards (“RSAs”) to certain founding members of the Company. Each award reflects one Class A common stock or Class B common stock that issued to the award recipient. These awards are generally earned upon the completion of vesting periods ending July 1, 2018, August 24, 2019, January 25, 2020 and April 25, 2020, respectively. The fair value of the RSAs are based on the fair value of the underlying Common Stock on the date of grant, which are determined using an option pricing valuation model. The following assumptions are utilized: 1) current value of the underlying asset, which is determined to be the total equity value of the Company, 2) expected volatility, which is estimated based on guideline companies indications adjusted for the Company’s capital structure, 3) risk-free interest rate based on the rate of the treasury securities with the same term as the expected time to liquidity, and 4) expected time to liquidity of 1.5 years, which reflects a weighted-average holding period.

Activity related to RSAs is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, beginning of period — December 31, 2018	21,485,419	$0.03
Granted	—	—
Forfeited or canceled	—	0.03
Vested	18,491,667	0.03
Nonvested, end of period — December 31, 2019	2,993,752	0.03
Granted	—	—
Forfeited or canceled	—	—
Vested	2,993,752	0.03
Nonvested, end of period — December 31, 2020	—	$—